Measurement and Basis of Presentation - Statement of Compliance - Accounting policies (Details)	May 15, 2017 USD ($) shares	May 09, 2017 USD ($) shares	Apr. 27, 2017 shares	Jan. 03, 2017 shares	Apr. 26, 2017 Vessel
Measurement and Basis of Presentation Statement of Compliance [Abstract]
Number of capesize vessels agreed to purchase | Vessel					5
Maritime Partner BVBA [Member]
Measurement and Basis of Presentation Statement of Compliance [Abstract]
Cash contribution in subsidiary | $		$ 13.501
Cash contribution value equivalent to number of shares issued by subsidiary (in shares)		100
Number of shares issued by subsidiary (in shares)		100
Number of shares held by subsidiary (in shares)	1
Hamburg Maritime NV [Member]
Measurement and Basis of Presentation Statement of Compliance [Abstract]
Cash contribution in subsidiary | $	$ 67.478
Cash contribution value equivalent to number of shares issued by subsidiary (in shares)	99.999
Number of shares issued by subsidiary (in shares)	100.000
Class A Common Shares [Member] | Top of Range [Member]
Measurement and Basis of Presentation Statement of Compliance [Abstract]
Tender offer to purchase shares (in shares)			8,233,100
Class B Common Shares [Member] | Bocimar Hunter NV [Member]
Measurement and Basis of Presentation Statement of Compliance [Abstract]
Number of shares forfeited and cancelled (in shares)				519,225